Restricted Funds - Schedule of restricted funds (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021
Restricted Cash [Line Items]
Restricted funds	$ 32,224	$ 132,246
Letters of credit, collateral and guarantees for purchases
Restricted Cash [Line Items]
Restricted funds	2,230	2,552
Restricted cash under terms of the Senior Secured Convertible Note
Restricted Cash [Line Items]
Restricted funds	0	99,696
Cash restricted in captive insurance subsidiary
Restricted Cash [Line Items]
Restricted funds	$ 29,994	$ 29,998